Derivative Instruments - Realized and unrealized gains and (losses) on derivative instruments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Gains and (losses) on derivative instruments
Net unrealized losses on derivative instruments	$ 10,248	$ 32,256
Natural gas swaps | Regulatory asset
Gains and (losses) on derivative instruments
Net unrealized losses on derivative instruments	10,248	32,256
Natural gas swaps | Fuel
Gains and (losses) on derivative instruments
Gains	830	224	$ 6,088
Losses	(21,179)	(9,308)	(956)
Total	$ (20,349)	$ (9,084)	$ 5,132